Total Equity - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jan. 23, 2025	Jan. 25, 2024	Jan. 26, 2023	Dec. 31, 2024	Dec. 31, 2023
Total Equity
Dividend per share (in dollars per share)				$ 15	$ 10
Total cash payment				$ 657.8	$ 449.7
Multiple and subordinate voting shares
Total Equity
Dividend per share (in dollars per share)	$ 15	$ 15	$ 10
Total cash payment	$ 343.6	$ 363.1	$ 245.2